Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total

Year ended December 31, 2021
Revenue	1,691	2,334	1,000	1,715	644	468	1,498	9,350	98	—	—	9,448
Energy supply costs	—	919	285	713	—	136	895	2,948	3	—	—	2,951
Operating expenses	466	648	498	355	157	128	201	2,453	33	37	—	2,523
Depreciation and amortization	291	345	91	281	231	65	181	1,485	17	3	—	1,505
Operating income	934	422	126	366	256	139	221	2,464	45	(40)	—	2,469
Other income, net	42	41	34	12	2	5	5	141	1	31	—	173
Finance charges	300	120	46	144	106	73	71	860	—	143	—	1,003
Income tax expense	156	51	21	48	11	12	21	320	8	(94)	—	234
Net earnings	520	292	93	186	141	59	134	1,425	38	(58)	—	1,405
Non-controlling interests	94	—	—	1	—	—	16	111	—	—	—	111
Preference share dividends	—	—	—	—	—	—	—	—	—	63	—	63
Net earnings attributable to common equity shareholders	426	292	93	185	141	59	118	1,314	38	(121)	—	1,231

Additions to property, plant and equipment and intangible assets	1,046	710	291	475	389	134	321	3,366	20	—	—	3,386

As at December 31, 2021
Goodwill	7,755	1,746	570	913	228	235	246	11,693	27	—	—	11,720
Total assets	21,020	11,126	4,356	8,135	5,201	2,540	4,357	56,735	777	295	(148)	57,659

Year ended December 31, 2020
Revenue	1,744	2,260	953	1,385	596	424	1,485	8,847	88	—	—	8,935
Energy supply costs	—	847	232	468	—	119	893	2,559	3	—	—	2,562
Operating expenses	438	627	503	341	148	117	194	2,368	30	39	—	2,437
Depreciation and amortization	295	330	90	237	212	61	183	1,408	16	4	—	1,428
Operating income	1,011	456	128	339	236	127	215	2,512	39	(43)	—	2,508
Other income, net	40	40	31	8	2	5	10	136	5	13	—	154
Finance charges	324	125	48	142	104	72	77	892	—	150	—	1,042
Income tax expense	179	69	20	29	1	4	21	323	5	(97)	—	231
Net earnings	548	302	91	176	133	56	127	1,433	39	(83)	—	1,389
Non-controlling interests	99	—	—	1	—	—	15	115	—	—	—	115
Preference share dividends	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	449	302	91	175	133	56	112	1,318	39	(148)	—	1,209

Additions to property, plant and equipment and intangible assets	1,182	1,200	339	471	420	135	273	4,020	19	—	—	4,039

As at December 31, 2020
Goodwill	7,810	1,758	574	913	228	235	247	11,765	27	—	—	11,792
Total assets	20,358	10,802	3,939	7,695	5,084	2,441	4,261	54,580	745	209	(53)	55,481